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BBH Partner Fund - International Equity
BBH PARTNER FUND—INTERNATIONAL EQUITY SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the BBH Partner Fund – International Equity (the “Fund”) is to provide investors with long-term maximization of total return, primarily through capital appreciation.
FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	BBH Partner Fund - International Equity Class I Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the subscription amount)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of the amount being reinvested)	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BBH Partner Fund - International Equity Class I Shares
Management Fees	0.60%
Distribution (12b-1) Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.64%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Class I Shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class I Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
BBH Partner Fund - International Equity | Class I Shares | USD ($)	65	204	356	797

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in equity securities of companies in multiple developed and emerging markets of the world, excluding the United States. The Investment Adviser defines developed markets as those markets included in the Morgan Stanley Capital International—Europe, Australasia, and Far East Index (“MSCI-EAFE”) and Canada. The Fund may invest up to 35% of its assets, at the time of purchase, in emerging markets of the world. The Investment Adviser defines an emerging market as a securities market located in any country that is defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund may purchase these equity securities directly or in the form of sponsored and unsponsored American Depository Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) representing securities of companies based outside of the United States, national security exchanges or over-the-counter markets. The Fund will primarily invest in equity securities of companies with large market capitalizations.

Brown Brothers Harriman & Co. (“BBH&Co.”), through a separately identifiable department (“Investment Adviser”), employs a “manager of managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-advisers, Select Equity Group, L.P. (“Select Equity Group”) and Trinity Street Asset Management, LLP (“Trinity Street”) (collectively, the “Sub-advisers”). Subject to the general supervision by the Fund’s Board of Trustees (the “Board”), the Investment Adviser oversees the Sub-advisers and evaluates their respective performance results. The Investment Adviser reviews portfolio performance, characteristics and changes in key personnel of the Sub-advisers. The Sub-advisers are primarily responsible for the day-to-day management of the Fund’s portfolio, including purchases and sales of individual securities. However, the Investment Adviser may, when deemed appropriate, manage all or a portion of the Fund’s assets according to the Fund’s principal investment strategies.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.

Select Equity Group’s Investment Process: Select Equity Group will focus on identifying attractive non-U.S. publicly traded businesses with large market capitalizations and will invest opportunistically in these businesses when it believes that good long-term returns can be achieved. Select Equity Group defines attractive businesses as those that have achieved leading and defensible market positions through the creation of enduring franchise value. As part of the Fund’s investment process, Select Equity Group may consider environmental, social and governance (“ESG”) factors for the majority of equity investments in the portfolio. ESG factors include, but are not limited to the environmental and social impact of the issuer, as well as the issuers instituted governance programs. They are, in the view of Select Equity Group, both well positioned for long term growth and resilient in difficult economic environments. Select Equity Group employs intensive and rigorous fundamental equity research in order to identify these investment opportunities.

Trinity Street’s Investment Process: Trinity Street believes in an unconstrained, approach to investing that is not linked to components of any benchmark against which the performance of the portfolio is measured, and Trinity Street intends to invest in a focused portfolio of non-U.S. common stocks of publicly traded companies, with the potential to invest in preferred stocks on a limited basis. Trinity Street intends to select securities based on identifying important positive factors that affect a company’s earnings and cash flow prospects, which it believes to be under-recognized by the market. These factors will be identified through fundamental research and valuation methodologies.

Trinity Street’s portfolio of investment positions will mainly consist of large-capitalization companies at the time of the initial purchase. Emerging markets are expected, from time to time, to be represented in the portion of the Fund managed by Trinity Street. Trinity Street has incorporated and integrated ESG considerations into its investment process. However, ESG does not drive the investment process at Trinity Street, and is only one factor that is considered when investing, holding, and divesting.

The Sub-advisers may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities. The Fund may, from time to time, invest in a limited number of issuers.

PRINCIPAL RISKS OF THE FUND
FUND PERFORMANCE

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I Shares from year to year. The table shows how the average annual returns of the Fund’s Class I Shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Total Return for Class I Shares (% Per Calendar Year)

Highest Performing Quarter:	22.07% in 2nd quarter of 2020
Lowest Performing Quarter:	(17.93)% in 1st quarter of 2020

Average Annual Total Returns (For the periods ended December 31, 2023) The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Returns - BBH Partner Fund - International Equity	Label	1 Year	5 Years	10 Years
Class I Shares	Return Before Taxes	14.35%	7.28%	4.28%
Return After Taxes on Distributions | Class I Shares	Return After Taxes on Distributions	14.23%	6.31%	3.30%
Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares	8.78%	5.71%	3.28%
MSCI-EAFE Index (reflects no deduction for fees, expenses or taxes)	MSCI-EAFE Index (reflects no deduction for fees, expenses or taxes)	18.24%	8.16%	4.28%